Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Depreciated cost	$ 303,971	$ 291,442
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	304,047	297,370
Initial consolidation	6,125	4,008
Additions		9,556
Disposals	(2,070)
Translation differences	15,192	(6,887)
Ending Balance	323,294	304,047
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	12,605	9,409
Amortization	4,828	3,883	[1]
Translation differences	1,890	(687)
Ending Balance	19,323	12,605
Electricity supply agreements and concession agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Depreciated cost	155,076	142,643
Electricity supply agreements and concession agreements | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	155,248	149,242
Initial consolidation	6,125	3,346
Additions		9,556
Disposals	(2,070)
Translation differences	15,096	(6,896)
Ending Balance	174,399	155,248
Electricity supply agreements and concession agreements | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	12,605	9,409
Amortization	4,828	3,883	[1]
Translation differences	1,890	(687)
Ending Balance	19,323	12,605
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Depreciated cost	148,895	148,799
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	148,799	148,128
Initial consolidation	0	662
Disposals	0
Translation differences	96	9
Ending Balance	148,895	148,799
Goodwill | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	0	0
Amortization	0	0	[1]
Translation differences	0	0
Ending Balance	$ 0	$ 0

[1]	The amortization of the intangible assets is included under Costs of sales in the Consolidated Statements of Income and Other Comprehensive Income